Financial Instruments Fair Value Disclosures - Schedule of Sensitivity Analysis Performed on Main Assumptions (Detail)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Cyad One Zero Two [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probablity of success percentage	7.50%	7.50%
Cyad One Zero One [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probablity of success percentage	4.60%	4.60%
Phase I [member] | Cyad One Zero Two [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probablity of success percentage	100.00%	100.00%
Phase I [member] | Cyad One Zero One [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probablity of success percentage	100.00%	100.00%
Phase I to II [member] | Cyad One Zero Two [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probablity of success percentage	50.00%	50.00%
Phase I to II [member] | Cyad One Zero One [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probablity of success percentage	49.00%	49.00%
Phase II to III [member] | Cyad One Zero Two [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probablity of success percentage	28.00%	28.00%
Phase II to III [member] | Cyad One Zero One [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probablity of success percentage	23.00%	23.00%
Phase III to BLA [member] | Cyad One Zero Two [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probablity of success percentage	60.00%	60.00%
Phase III to BLA [member] | Cyad One Zero One [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probablity of success percentage	43.00%	43.00%
BLA to approval [member] | Cyad One Zero Two [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probablity of success percentage	90.00%	90.00%
BLA to approval [member] | Cyad One Zero One [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probablity of success percentage	93.00%	93.00%